Accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses and other liabilities
Accrued vessel operating expenses and voyage expenses	$ 13,159	$ 7,569
Other accrued expenses	7,731	3,173
Total accrued expenses	$ 20,890	$ 10,742